SCHEDULE OF OTHER INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flow to operating lease	$ 72,261	$ 70,482	$ 94,981	$ 93,691
Right-of-use assets obtained in exchange for operating lease liabilities
Remaining lease term for operating lease (years)	8 years 4 months 13 days	8 years 18 days	7 years 9 months 18 days	8 years 8 months 15 days
Weighted average discount rate for operating lease	6.65%	5.58%	5.58%	5.40%